Loan Payables	6 Months Ended
Jun. 30, 2023
Loans Payables [Abstract]
LOAN PAYABLES

16. LOAN PAYABLES

Loan payables were as follows as of the respective balance sheet dates:

	December 31	June 30
	2022	2023
	RMB	RMB	US$
Loan payables, current portion	6,500	6,500	896
Loan payables, non-current portion	-	-	-
	6,500	6,500	896

On September 17, 2020, Zhejiang Youguan Automobile Service Co., Ltd. (“ZJ Youguan”) entered into a loan agreement with WuYi Transportation Construction Investment Group Company Limited (“WuYi Transportation Construction”), pursuant to which ZJ Youguan was entitled to borrow a loan of RMB20,000 with a weighted average interest rate of 7.5%. ZJ Youguan drew down the amount in full. On July 1, 2021, ZJ Youguan entered into a supplementary agreement with WuYi Transportation Construction, pursuant to which ZJ Youguan shall fully repay this loan by the end of 2021. ZJ Youguan repaid RMB10,000 on July 27, 2021, RMB2,000 on October 29, 2021, RMB1,000 on December 29, 2021 and RMB500 on July 29, 2022, respectively. As of June 30, 2023, the outstanding balance of this loan is RMB6,500, which is overdue.